Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net loss for the period			$ (53,685)	$ (66,823)
Adjustments to reconcile net loss to net cash used in operating activities:
Expenses paid by a related party			(42)	163
Expenses paid by a third party			22,150	4,519
Changes in operating assets and liabilities:
Changes in accounts payable and accrued liabilities and other taxes payable			4,938	15,437
Net cash flows (used in) operating activities			$ (26,639)	$ (46,704)
Investing activities
Net cash flows used in investing activities
Financing activities
Proceeds from notes payable			$ 18,199	$ 15,000
Net cash flows generated by financing activities			18,199	15,000
Net increase (decrease) in cash			(8,440)	(31,704)
Cash (bank overdraft) , beginning of period	$ 822	$ 9,262	9,262	40,966
Cash, end of period		272,860	$ 822	$ 9,262
Supplementary Information:
Interest paid
Income taxes paid
Unaudited Interim [Member]
Operating activities
Net loss for the period	(836,953)	(161,273)
Changes in operating assets and liabilities:
Changes in accounts payable and accrued liabilities and other taxes payable	190,524	32,854
Depreciation and amortization	$ 16,795	3,554
Impairment of equipment		$ 19,283
Stock-based compensation	$ 148,125
Accrued interest on shareholder loans	8,130	$ 5,348
Non-cash consulting services provided	4,000	4,894
Changes in accounts receivable	(2,000)	885
Change in inventory	2,689	(1,361)
Changes in prepaid expenses	(12,907)	(14,451)
Changes in deferred revenue	(9,073)	(9,623)
Net cash flows (used in) operating activities	$ (490,670)	(119,887)
Investing activities
Purchase of intangible assets		(75,000)
Purchase of equipment	$ (23,401)	(32,077)
Net cash flows used in investing activities	(23,401)	(107,077)
Financing activities
Proceeds from common shares issued	345,000	$ 482,006
Proceeds from loan advance	200,000
Related party loans and advances	60,367	$ 18,008
Net cash flows generated by financing activities	605,367	500,014
Net increase (decrease) in cash	91,296	273,050
Cash (bank overdraft) , beginning of period	8,602	(190)	$ (190)
Cash, end of period	$ 99,898	$ 272,860	$ 8,602	$ (190)